Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 14	$ 23
Provision for credit losses
Purchases	1	3
Changes in risk, parameters and exposures	(1)	(2)
Exchange rate and other		(1)
Balance at end of period	14	23
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	8
Provision for credit losses
Purchases	1	3
Changes in risk, parameters and exposures	(1)	(2)
Balance at end of period	6	9
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	15
Provision for credit losses
Exchange rate and other		(1)
Balance at end of period	$ 8	$ 14